Financial Risk and Fair Value Disclosures - Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets at fair value through profit or loss	$ 17,138,461		$ 18,490,569
Financial assets at fair value through other comprehensive income	17,683,960		15,189,600
Financial assets measured at amortized cost
Cash and cash equivalents (cash on hand excluded)	132,547,415		173,812,754
Receivables	32,292,914		38,783,086
Refundable deposits	2,708,823	$ 88,466	2,749,691
Other financial assets	6,353,768		869,308
Total	208,725,341		249,895,008
Financial liabilities at fair value through profit or loss	1,019,362		438,397
Financial liabilities measured at amortized cost
Short-term loans	13,530,000	$ 441,868	0
Payables	52,393,399		58,893,871
Guarantee deposits (current portion included)	41,599,386		30,757,001
Bonds payable (current portion included)	38,359,352		28,184,687
Long-term loans (current portion included)	22,883,344		19,279,342
Lease liabilities	5,393,187		5,737,095
Other financial liabilities	0		21,449,487
Total	$ 175,178,030		$ 164,739,880